Accrued Liabilities and Other and Other Long-Term Liabilities	6 Months Ended
Jun. 30, 2021
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
7. Accrued Liabilities and Other and Other Long-Term Liabilities
Accrued Liabilities and Other

	June 30, 2021	December 31, 2020
	$	$
Accrued liabilities
Voyage and vessel expenses	91,854	140,029
Interest and distributions	27,987	31,765
Payroll and related liabilities	38,455	37,349
Deferred revenues – current	17,800	34,461
Current portion of derivative liabilities (note 10)	27,248	58,186
Office lease liability – current	2,416	1,607
Loans from equity-accounted investments	4,243	16,689
Asset retirement obligation – current	—	12,000
	210,003	332,086
Other Long-Term Liabilities

	June 30, 2021	December 31, 2020
	$	$
Deferred revenues and gains	21,567	23,732
Guarantee liabilities	10,741	11,818
Asset retirement obligation	10,839	37,996
Pension liabilities	10,267	9,172
Derivative liabilities (note 10)	29,130	33,566
Unrecognized tax benefits (note 12)	71,008	70,738
Office lease liability – long-term	11,465	9,396
Other	3,860	1,689
	168,877	198,107

Asset Retirement Obligations

In the first quarter of 2020, CNR International (U.K.) Limited (or CNRI) provided formal notice to Teekay of its intention to cease production in June 2020 and to decommission the Banff field shortly thereafter. As such, in the third quarter of 2020, the Company removed the Petrojarl Banff FPSO from the Banff field and redelivered the Apollo Spirit FSO to its owners. The Company is currently in the process of recycling the FPSO unit at an EU-approved shipyard and is also required to recycle the subsea equipment following removal from the field (or Phase 2). During the first half of 2020, the asset retirement obligation (or ARO) relating to the Petrojarl Banff FPSO unit and Phase 2 was increased based on changes to cost estimates and the carrying value of the unit was fully written down.

In April 2021, Teekay and CNRI, on behalf of the Banff joint venture, entered into a Decommissioning Services Agreement (or DSA), whereby Teekay engaged CNRI to assume full responsibility for Teekay’s remaining Phase 2 obligations. The DSA was subject to certain conditions precedent that needed to be satisfied by June 1, 2021 (or any agreed extension thereto), failing which the DSA could have been terminated by either party. On May 27, 2021, all conditions precedent of the DSA that needed to be satisfied by June 1, 2021 were met. As such, Teekay was deemed to have fulfilled all of its prior decommissioning obligations associated with the Banff field and the Company derecognized the ARO and its associated receivable, resulting in a $33.0 million gain that has been included in asset retirement obligation extinguishment gain in the consolidated statements of (loss) income for the three and six months ended June 30, 2021.

In March 2020, Teekay Parent entered into a new bareboat charter contract with the existing charterer of the Petrojarl Foinaven FPSO unit, which can be extended up to December 2030. Under the terms of the new contract, Teekay received a cash payment of $67 million in April 2020, and will receive a nominal per day rate over the life of the contract and a fixed lump sum payment at the end of the contract period, which is expected to cover the costs of recycling the FPSO unit in accordance with the EU Ship Recycling Regulation. However, the extent to which this lump sum payment covers the costs of recycling the FPSO unit will depend on a number of factors when the recycling is completed, including the nature and extent of prevailing EU Ship Recycling Regulation, the condition of the FPSO unit, and the availability of recycling facilities, among other factors.

In April 2021, the charterer of the Petrojarl Foinaven FPSO unit announced its decision to suspend production from the Foinaven oil fields and permanently remove the Petrojarl Foinaven FPSO unit from the site. The Company currently expects the FPSO unit will be redelivered to Teekay Parent in the third quarter of 2022, at which point the Company expects to receive the fixed lump sum payment from the charterer and intends to green-recycle the FPSO unit. Although the Company has not changed its cost estimate to recycle the Petrojarl
Foinaven FPSO unit, during the three months ended June 30, 2021, the Company increased the present value of its estimated ARO liability relating to the FPSO unit by $2.7 million as a result of the earlier than expected redelivery of the FPSO unit, which has been included in other loss in the consolidated statements of (loss) income. As of June 30, 2021, the carrying value of the related lease asset was $14.6 million, which is comprised of the expected fixed lump sum payment, the expected residual value of the asset and the day rate to be received over the remaining life of the contract. As of June 30, 2021, the present value of the Petrojarl Foinaven FPSO unit's estimated ARO relating to recycling costs was $10.7 million.